Taxation (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024
Taxation [Line Items]
Profits tax rates (in Dollars)		$ 2
Percentage of tax	8.25%	8.25%
Tax rate	25.00%	25.00%	25.00%
Taxable income (in Yuan Renminbi) | ¥	¥ 3
Percentage of reduced effective rate	5.00%	5.00%
Hong Kong [Member]
Taxation [Line Items]
Profits tax rates (in Dollars)		$ 2
Tax rate	16.50%	16.50%
CHINA
Taxation [Line Items]
Tax rate	25.00%	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxation [Line Items]
Tax rate	15.00%	15.00%
Jilin Zhengye [Member]
Taxation [Line Items]
Tax rate	15.00%	15.00%	15.00%
Hainan Senhan and Beijing Zhengye [Member]
Taxation [Line Items]
Tax rate	5.00%	5.00%	5.00%